Summary of Bank's Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of other provisions [line items]
Beginning Balance	$ 448
Additions	170
Amounts used	(186)
Release of unused amounts	(67)
Foreign currency translation adjustments and other	24
Ending balance before allowance for credit losses for off-balance sheet instruments	389
Add: Allowance for credit losses	7,366	$ 7,255	$ 9,384
Balance as at October 31, 2021	1,320
Off balance sheet instruments [member]
Disclosure of other provisions [line items]
Add: Allowance for credit losses	931
Restructuring provision [member]
Disclosure of other provisions [line items]
Beginning Balance	57
Additions	3
Amounts used	(23)
Release of unused amounts	(32)
Foreign currency translation adjustments and other	2
Ending balance before allowance for credit losses for off-balance sheet instruments	7
Litigation and other [member]
Disclosure of other provisions [line items]
Beginning Balance	391
Additions	167
Amounts used	(163)
Release of unused amounts	(35)
Foreign currency translation adjustments and other	22
Ending balance before allowance for credit losses for off-balance sheet instruments	$ 382